Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of fair value of the derivative liabilities and warrants
	2020	2019
Dividend rate	—	—%
Term (in years)	0.25 to 5.00 years	0.69 to 5.00 years
Volatility	293.4% to 345.7%	275.8 to 317.5%
Risk—free interest rate	0.12% to 0.39%	1.56% to 1.75%

Schedule of convertible notes payable
	December 31, 2020	December 31, 2019
Principal amount	$-	$430,000
Less: unamortized debt discount	-	(294,167)
Convertible notes payable, net	$-	$135,833